Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Schedule of income tax expenses (benefit)
	Year Ended December 31,
	2018	2017	2016
	(U.S. dollars in thousands)

Current	$-	$-	$32
Previous year	-	-	1,054

Income tax expense	$-	$-	$1,086

Schedule of deferred income tax

	December 31,
	2018	2017
	(U.S. dollars in thousands)

Net and comprehensive loss	$4,927	$3,271
Temporary differences of expense in connection with employee benefits	34	41
Deferred tax assets before valuation allowance	4,961	3,312
Valuation allowance	(4,961)	(3,312)
	$-	$-

Schedule of reconciliation of income tax expenses

	Year ended December 31,
	2018	2017	2016
	(U.S. dollars in thousands)

Income (loss) before income tax	$(10,189)	$(9,111)	$(6,967)

Israeli corporate income tax rate	23%	24%	25%
Theoretical income tax benefit	(2,343)	(2,187)	(1,742)
Valuation allowance for deferred tax	2,343	2,187	1,109
Tax rates differences	-	-	725
Taxes in respect of previous year	-	-	1,054
Other, net	-	-	(60)
Income tax expense	$-	$-	$1,086

Schedule of unrecognized tax benefits

	Year ended December 31,
	2018	2017	2016
	(U.S. dollars in thousands)

Balance at beginning of year	$-	$-	$-
Increase as a result of tax position taken in prior period	-	-	1054
Decrease due to settlement with the Israeli tax authorities	-	-	(1054)
Balance at end of year	$-	$-	$-